united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/16

ITEM 1. REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

Day Hagan Tactical Dividend Fund

June 30, 2016

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

1-877-329-4246

Day Hagan Annual Shareholder Letter

6/30/2016

For most of the Funds’ fiscal year ending June 2016, our models and indicators ranged from neutral to mildly bullish, correctly picking up on the tug-of-war between the sluggish global economic conditions and the hopes for an earnings resurgence in the third and fourth quarters of 2016. For most of the year, the Fund was overweight cash, as risks versus rewards were elevated. Upon reflection and with the benefit of hindsight, taking on more duration risk by owning longer-term bonds would have improved the portfolio’s results, but fixed income volatility was elevated and the probability of a sharp reversal was high. When weighing the risks at the time, maintaining a lower duration was indicated.

At the beginning of our fiscal year in July 2015 through December 2015, China was in the midst of a bubble, Europe was under extreme economic duress, U.S. earnings estimates were being revised downward in what would prove to be the beginning of a multi-quarter earnings recession, oil prices were plummeting and interest rates were spiking higher. From June 30, 2015 through December 31, 2015, the S&P 500 was 1% lower.

And then 2016 arrived. Most U.S. investors have already forgotten that the first twelve trading days of 2016 evidenced the worst start for the DJIA since the year 1897, dropping -10.3%. Concurrently, crude oil (WTI) fell another -23.1%, while the China SSE Composite was lower by -15.9% (through January 20). Coming into the year, Fed rate hike expectations were for three to four hikes even though earnings estimates continued to drop and global trade was stalling. Furthermore, quantitative easing measures by central banks, including in China, Japan, and the EU, were proving less and less effective. This was no time to get aggressive, as our models continued to define risks as “above average.” We invested accordingly.

The fiscal year culminated with the “Brexit” vote on June 24, 2016.

On the Friday following the Thursday night (EDT) vote, the DJIA declined about 600 points (-3.4%) and another 260 points (-1.5%) the subsequent Monday. And that was it. The ramifications of Brexit were, at that point, apparently priced in to U.S. stocks. Furthermore, according to Barron’s, the value of global equities declined by $3 trillion, so it was priced in everywhere. Then the markets reversed and closed higher for four consecutive days, with the DJIA finishing at 17,949—just 62 points below where it stood the day before the Brexit vote. The U.K.’s equity market, priced in Pound Sterling, was actually up for the week and positive year to date through June 30, versus Italy, which was down over 20% year to date. It was as if Brexit didn’t happen and the EU was expected to continue along its merry path to globalization.

The market’s behavior was very similar to the declines witnessed in August/September 2015 and January/February 2016. Both of those declines were precipitated by concerns around China’s growth (and a potential devaluation of the Yuan) and the U.S. central bank embarking on a series of rate hikes (taper tantrums). Similarly, both declines were quickly followed by rapid recoveries.

If Brexit caused the U.S. markets to decline by less than 5% (on a closing basis), what caused the markets to retrace the losses?

Furthermore, why were the August/September and January/February declines so brief?

First, with regard to the Brexit vote, the markets rebounded as investors gravitated to the view that “Leaving” would take a while, and that it still isn’t certain that it will happen at all. The Brexit referendum was just that: a referendum. Non-binding. In fact, there are several avenues that can be taken procedurally to bring forth another referendum vote. There was also a flight-to-safety trade that took place as investors bought bonds. In fact, the 10-year U.S. Treasury touched 1.39%, just below the 1.40% that was seen in 2012 during the heyday of the European debt crisis. When interest rates move lower, it is usually supportive for stocks. The 10-year Treasury closed the week at 1.44% while the 2-year Treasury closed at .60%, indicating that fed hikes were off the table for the foreseeable future. (Note: The 10-year Treasury was at 2.27% at the end of 2015. Again, in hindsight, a higher exposure to bonds would have been preferable.)

The August/September and January/February declines reversed as central banks injected massive amounts of liquidity into the financial markets and investors reached for opportunity, since fixed income yields provided little return.

Overall, during the fiscal year, as the markets gyrated in what could be best described as a wide trading range, we consistently focused on the following issues to determine if we should increase our equity allocations:

Did the world’s economic growth prospects improve? No. Estimates for global economic growth as well as U.S. economic growth were revised lower throughout the year.

Did U.S. earnings revisions move higher? No. According to FactSet, second quarter 2016 year-over-year earnings are now expected to be -5.3%, which, if this occurs, would be the first time there were five straight quarters of earnings declines since Q3 2008 to Q3 2009. Will this mark the end of the “Earnings Recession?” It will if global growth accelerates, the U.S. dollar retreats and investors are willing to bid up valuation multiples as their perceptions of risk are mollified. At this point, we view the overall U.S. equity market as slightly overvalued.

Did China’s situation improve? China is still risky. Recent manufacturing-related reports have shown signs of continued weakness (PMIs). China has also been devaluing the Yuan as they struggle to maintain their global competitiveness. The PBOC is expected to unleash another round of stimulus along with accelerated infrastructure rebuilding. Our view is that China has substantial local debt issues and a shadow banking market that is far larger and fragile than most appreciate.

Did Japan’s situation improve? No. Retail sales, household spending and inflation have been lower for three consecutive months while the Yen has been in a strong rally.

Did Europe’s situation improve? No. Notwithstanding Britain’s vote to exit EU membership, European central banks have been decimated over the past year, and central bankers are now calling for massive bank bailouts. Europe is still subject to major financial dislocations.

Did the carry trade support U.S. assets? Yes. The U.S. remained a flight-to-safety investment, and relative sovereign interest rate spreads still favor the U.S. As long as interest rates spreads favor the U.S. and the U.S. dollar holds firm, international investment will still find its way to our markets.

Has oil stabilized? Yes. We are expecting a trading range as there is a significant amount of offline production just waiting to come online with each increase in oil prices.

Can QE continue to save the day? Right now, it’s all about low interest rates, competitive currency devaluations and supporting the banking systems. Our view is that QE has become progressively less effective to the point where new initiatives are met with short-term responses. Interest rate levels, credit spreads and currency trends are key to understanding the risks inherent in the financial system. At this point, the Yen spike, the Yuan devaluation, the Pound Sterling crash and the dollar spike are all creating negative ramifications for each country’s earnings, capital flows and inflation expectations.

Did the race for President of the United States influence investment flows? Possibly, but this is a wildcard and can’t be gamed at this point.

For the 1-year period ending June 30, 2016, the Day Hagan Tactical Allocation Fund of ETFs A-share (DHAAX), was down 3.18% versus the MSCI World Index Including USA -4.75% and the Russell 3000 Index up 2.4%. For the same period, the Day Hagan Tactical Dividend Fund A-share (DHQAX) was up 3.9% with the S&P 500 total return up 3.99% and the Russell 1000 Value Total Return Index up 2.86%.

Overall, throughout the fiscal year, our models’ message held steady, declaring that it wasn’t prudent to be overly bearish (negative), nor was it judicious to be overly aggressive. A more neutral/mildly bullish stance was warranted. We will be looking for our models and the weight of the evidence to turn more positive before committing additional capital to equities, or, if need be, reducing risks further. We continue to focus on risk management and an unemotional, quantitative approach to investing.

Sincerely,

Donald L. Hagan, CFA

Arthur S. Day

The MSCI World Index including USA captures large and mid cap representation across 23 Developed Markets (DM) countries*. With 1,645 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Nine of the top 10 constituents are U.S.-based.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000 Index is a market capitalization-weighted index, meaning that the largest companies constitute the largest percentages in the index and will affect performance more than the smallest index members.

The S&P 500 Index is based on the market capitalizations of 500 large U.S. companies having common stock listed on the NYSE or NASDAQ.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. Indexes are unmanaged, fully invested, and cannot be invested in directly.

4476-NLD-7/15/2016

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund's performance figures* for each of the periods ended June 30, 2016, as compared to its benchmarks:

	1 Year Return	3 Year Return	5 Year Return	Since Inception ^	Since Inception ^^
Day Hagan Tactical Allocation Fund Class A	(3.18)%	2.63%	2.68%	4.04%	N/A
Day Hagan Tactical Allocation Fund Class A with load	(8.75)%	0.61%	1.47%	3.12%	N/A
Day Hagan Tactical Allocation Fund Class C	(3.88)%	1.91%	1.91%	3.26%	N/A
Day Hagan Tactical Allocation Fund Class I	(2.74)%	N/A	N/A	N/A	(1.66)%
MSCI World Index **	(4.75)%	4.87%	4.43%	6.21%	(2.94)%
Day Hagan Tactical Allocation Blended Index ***	(0.06)%	4.48%	4.18%	5.35%	0.13%
* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.35% through October 31, 2016. Without these waivers, the Fund’s total annual operating expenses would be 1.92% for Class A shares, 2.67% for Class C shares and 1.67% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.
** The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.
*** The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.
^ Inception date is October 30, 2009.
^^ Inception date is July 1, 2014.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry on June 30, 2016	% of Net Assets
Equity Funds	62.7%
Debt Funds	28.6%
Other / Cash & Cash Equivalents	8.7%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Day Hagan Tactical Dividend Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund's performance figures* for the periods ended June 30, 2016, as compared to its benchmarks:

	1 Year Return	Since Inception****
Day Hagan Tactical Dividend Fund Class A	3.90%	5.49%
Day Hagan Tactical Dividend Fund Class A with load	(2.06)%	2.40%
Day Hagan Tactical Dividend Fund Class C	2.98%	4.63%
Day Hagan Tactical Dividend Fund Class I	4.09%	5.73%
Russell 1000 Value Total Return**	2.86%	3.25%
S&P 500 Total Return Index ***	3.99%	5.31%
* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.35% through October 31, 2016. Without these waivers, The Fund’s total annual operating expenses would be 2.14% for Class A shares, 2.89% for Class C shares and 1.89% for Class I shares per the latest prospectus .For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.
** The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.
***The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.
**** Inception date is July 1, 2014.
Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry on June 30, 2016	% of Net Assets
Diversified Financial Services	14.9%
Software	12.9%
Transportation	11.7%
Retail	11.5%
Oil & Gas	10.0%
Pharmaceuticals	8.8%
Healthcare-Products	3.1%
Media	2.3%
Office/Business Equipment	1.9%
Other / Cash & Cash Equivalents	22.9%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value

	EXCHANGE-TRADED FUNDS - 91.3%
	DEBT FUNDS - 28.6%
11,114	First Trust Enhanced Short Maturity ETF	$ 665,618
58,706	iShares Core U.S. Aggregate Bond ETF	6,608,534
80,000	SPDR Barclays 1-3 Month T-Bill +	3,656,000
		10,930,152
	EQUITY FUNDS - 62.7%
24,150	Consumer Discretionary Select Sector SPDR Fund	1,884,908
23,800	Industrial Select Sector SPDR Fund	1,331,848
14,400	iShares Core S&P Small-Cap ETF	1,673,424
37,300	iShares MSCI All Country Asia ex Japan ETF	2,039,564
57,200	iShares MSCI Canada ETF	1,401,972
7,900	iShares MSCI Mexico Capped ETF	397,844
84,312	iShares Russell 1000 Growth ETF	8,461,552
49,300	iShares Russell Mid-Cap Growth ETF	4,613,494
19,000	SPDR S&P Biotech ETF	1,027,710
20,000	SPDR S&P Regional Banking ETF	767,000
23,392	VanEck Vectors Vietnam ETF	341,757
		23,941,073

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,969,061)	34,871,225

	SHORT-TERM INVESTMENTS - 9.1%
3,493,982	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.20%*	3,493,982
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,493,982)	3,493,982

	TOTAL INVESTMENTS - 100.4% (Cost $37,463,043) (a)	$ 38,365,207
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(169,208)
	TOTAL NET ASSETS - 100.0%	$ 38,195,999

+ Non-income producing security
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $37,463,043 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 958,286
	Unrealized Depreciation:	(56,122)
	Net Unrealized Appreciation:	$ 902,164

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value

	COMMON STOCK - 77.1%
	DIVERSIFIED FINANCIAL SERVICES - 14.9%
66,264	Franklin Resources, Inc.	$ 2,211,246
102,087	Invesco Ltd.	2,607,330
176,973	Janus Capital Group, Inc.	2,463,505
37,217	MasterCard, Inc.	3,277,338
31,584	T Rowe Price Group, Inc.	2,304,691
41,768	Visa, Inc.	3,097,942
149,781	Waddell & Reed Financial, Inc.	2,579,269
		18,541,321
	HEALTHCARE-PRODUCTS - 3.1%
80,407	Patterson Cos., Inc.	3,850,708

	MEDIA - 2.3%
17,926	FactSet Research Systems, Inc.	2,893,619

	OFFICE/BUSINESS EQUIPMENT - 1.9%
244,261	Xerox Corp.	2,318,095

	OIL & GAS - 10.0%
24,815	Chevron Corp.	2,601,361
41,840	Exxon Mobil Corp.	3,922,090
49,138	Occidental Petroleum Corp.	3,712,878
29,214	Schlumberger, Ltd.	2,310,250
		12,546,579
	PHARMACEUTICALS - 8.8%
47,175	AmerisourceBergen Corp.	3,741,931
46,383	Cardinal Health, Inc.	3,618,348
98,574	Owens & Minor, Inc.	3,684,719
		11,044,998
	RETAIL - 11.5%
89,388	Bob Evans Farms, Inc.	3,392,300
24,235	Cracker Barrel Old Country Store, Inc.	4,155,581
53,094	Starbucks Corp.	3,032,741
46,098	Yum! Brands, Inc.	3,822,456
		14,403,078

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

Shares		Fair Value
	SOFTWARE - 12.9%
101,137	CA, Inc.	$ 3,320,348
45,561	Fidelity National Information Services, Inc.	3,356,944
34,774	Jack Henry & Associates, Inc.	3,034,735
62,945	Microsoft Corp.	3,220,909
75,856	Oracle Corp.	3,104,802
		16,037,738
	TRANSPORTATION - 11.7%
63,517	CH Robinson Worldwide, Inc.	4,716,152
71,363	Expeditors International of Washington, Inc.	3,499,659
45,967	Forward Air Corp.	2,046,922
40,390	United Parcel Service, Inc. - Cl. B	4,350,819
		14,613,552

	TOTAL COMMON STOCK ( Cost - $93,827,524)	96,249,688

	SHORT-TERM INVESTMENTS - 25.0%
31,258,418	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.20%*	31,258,418
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,258,418)	31,258,418

	TOTAL INVESTMENTS - 102.1% (Cost $125,085,942) (a)	$ 127,508,106
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)	(2,595,428)
	TOTAL NET ASSETS - 100.0%	$ 124,912,678

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $125,166,879 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,659,069
	Unrealized Depreciation:	(2,317,842)
	Net Unrealized Appreciation:	$ 2,341,227

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016

	Tactical
	Allocation	Tactical
	Fund of ETFs	Dividend Fund
ASSETS
Investment securities:
At cost	$ 37,463,043	$ 125,085,942
At value	$ 38,365,207	$ 127,508,106
Receivable for Fund shares sold	29,250	594,758
Dividends and interest receivable	403	109,633
Prepaid expenses and other assets	18,001	38,463
TOTAL ASSETS	38,412,861	128,250,960

LIABILITIES
Payable for Securities Purchased	-	3,218,655
Distribution (12b-1) fees payable	115,511	3,785
Payable for Fund shares repurchased	3,090	-
Investment management fees payable	68,458	85,450
Fees payable to other affiliates	3,372	7,079
Accrued expenses and other liabilities	26,431	23,313
TOTAL LIABILITIES	216,862	3,338,282
NET ASSETS	$ 38,195,999	$ 124,912,678

Composition of Net Assets:
Paid in capital	$ 39,127,571	$ 121,709,719
Undistributed/(Accumulated) net investment income (loss)	(72,435)	249,181
Accumulated net realized gain (loss) from investment transactions	(1,761,301)	531,614
Net unrealized appreciation on investments	902,164	2,422,164
NET ASSETS	$ 38,195,999	$ 124,912,678

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2016

	Tactical
	Allocation	Tactical
	Fund of ETFs	Dividend Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 15,542,069	$ 18,980,295
Shares of beneficial interest outstanding (a)	1,437,282	1,736,958
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 10.81	$ 10.93
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.47	$ 11.60

Class C Shares:
Net Assets	$ 7,270,078	$ 14,914,787
Shares of beneficial interest outstanding (a)	706,399	1,385,364
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 10.29	$ 10.77

Class I Shares:
Net Assets	$ 15,383,852	$ 91,017,596
Shares of beneficial interest outstanding (a)	1,418,380	8,300,446
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.85	$ 10.97

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
(c)	Redemptions made within 30 days of purchased may be assessed a redemption fee of 1.00%.

Day Hagan Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2016

	Tactical
	Allocation	Tactical
	Fund of ETFs	Dividend Fund
INVESTMENT INCOME
Dividends (net of withholding taxes of $0, $1,670 respectively)	$ 656,297	$ 1,084,264
Interest	5,102	15,421
TOTAL INVESTMENT INCOME	661,399	1,099,685

EXPENSES
Investment management fees	435,433	541,342
Distribution (12b-1) fees:
Class A	77,102	35,979
Class C	80,349	74,774
Administration fees and expenses	62,275	72,214
Registration fees	48,510	44,920
MFund service fees	41,873	49,159
Non 12b-1 shareholder servicing fees	16,255	28,116
Audit Fees	13,497	13,070
Compliance officer fees	12,506	18,035
Printing and postage expenses	8,441	10,147
Legal Fees	6,905	10,715
Custodian fees	6,526	6,062
Trustees fees and expenses	6,059	391
Insurance expense	2,196	475
Other expenses	476	5,159
TOTAL EXPENSES	818,403	910,558

Less: Fees waived by the Manager	(84,569)	(65,563)
NET EXPENSES	733,834	844,995

NET INVESTMENT INCOME (LOSS)	(72,435)	254,690

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	(1,761,301)	541,774
Net change in unrealized appreciation on investments	191,970	2,293,100

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(1,569,331)	2,834,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,641,766)	$ 3,089,564

Day Hagan Tactical Allocation Fund of ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
FROM OPERATIONS
Net investment loss	$ (72,435)	$ (90,378)
Net realized gain (loss) from investments	(1,761,301)	626,557
Distribution of realized gains (loss) from underlying investment companies	-	115,768
Net change in unrealized appreciation (depreciation) on investments	191,970	(874,132)
Net decrease in net assets resulting from operations	(1,641,766)	(222,185)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(48,508)
Class I	-	(601)
From net realized gains:
Class A	(413,228)	(2,233,850)
Class C	(99,259)	(476,984)
Class I	(12,251)	(7,450)
Total distributions to shareholders	(524,738)	(2,767,393)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,562,245	4,416,262
Class C	938,453	2,666,516
Class I	15,151,790	440,413
Net asset value of shares issued in reinvestment of distributions:
Class A	403,310	2,214,371
Class C	99,064	472,162
Class I	9,045	8,050
Payments for shares redeemed:
Class A	(24,584,863)	(17,590,028)
Class C	(2,783,964)	(2,383,895)
Class I	(363,584)	(12)
Net decrease in net assets from shares of beneficial interest	(9,568,504)	(9,756,161)

TOTAL DECREASE IN NET ASSETS	(11,735,008)	(12,745,739)

NET ASSETS
Beginning of Year	49,931,007	62,676,746
End of Year*	$ 38,195,999	$ 49,931,007
*Includes accumulated net investment loss of:	$ (72,435)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	142,778	374,958
Shares Reinvested	37,171	192,722
Shares Redeemed	(2,286,063)	(1,510,674)
Net decrease in shares of beneficial interest outstanding	(2,106,114)	(942,994)

Class C:
Shares Sold	91,424	236,484
Shares Reinvested	9,553	42,652
Shares Redeemed	(268,126)	(213,755)
Net increase (decrease) in shares of beneficial interest outstanding	(167,149)	65,381

Class I:
Shares Sold	1,412,659	37,803
Shares Reinvested	833	702
Shares Redeemed	(33,616)	(1)
Net increase in shares of beneficial interest outstanding	1,379,876	38,504

Day Hagan Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
FROM OPERATIONS
Net investment income	$ 254,690	$ 37,009
Net realized gain from investments	541,774	698,169
Net change in unrealized appreciation on investments	2,293,100	129,064
Net increase in net assets resulting from operations	3,089,564	864,242

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(3,620)
Class I	(25,118)	(13,401)
From net realized gains:
Class A	(207,495)	(8,269)
Class C	(98,417)	(3,436)
Class I	(377,005)	(14,086)
Total distributions to shareholders	(708,035)	(42,812)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	22,386,838	17,240,973
Class C	11,106,608	3,786,147
Class I	81,724,391	16,655,345
Net asset value of shares issued in reinvestment of distributions:
Class A	180,438	10,450
Class C	98,417	3,436
Class I	257,570	638
Payments for shares redeemed:
Class A	(19,861,420)	(1,593,614)
Class C	(407,437)	(86,286)
Class I	(8,170,824)	(1,621,951)
Net increase in net assets from shares of beneficial interest	87,314,581	34,395,138

TOTAL INCREASE IN NET ASSETS	89,696,110	35,216,568

NET ASSETS
Beginning of Year	35,216,568	-
End of Year*	$ 124,912,678	$ 35,216,568
*Includes undistributed net investment income of:	$ 249,181	$ 19,988

SHARE ACTIVITY
Class A:
Shares Sold	2,098,751	1,635,897
Shares Reinvested	17,638	979
Shares Redeemed	(1,867,983)	(148,324)
Net increase in shares of beneficial interest outstanding	248,406	1,488,552

Class C:
Shares Sold	1,057,309	365,047
Shares Reinvested	9,725	323
Shares Redeemed	(38,968)	(8,072)
Net increase in shares of beneficial interest outstanding	1,028,066	357,298

Class I:
Shares Sold	7,600,276	1,604,839
Shares Reinvested	25,104	60
Shares Redeemed	(775,905)	(153,928)
Net increase in shares of beneficial interest outstanding	6,849,475	1,450,971

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class A

	Year		Year		Year		Year	Year
	Ended		Ended		Ended		Ended	Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013	June 30, 2012
Net asset value, beginning of year	$ 11.30		$ 11.90		$ 10.76		$ 9.94	$ 11.23

Activity from investment operations:
Net investment loss (5)	(0.00)	(1)	(0.00)	(1)	(0.00)	(1)	(0.02)	(0.01)
Net realized and unrealized gain
(loss) from investments	(0.36)		(0.05)		1.31		0.86	(0.33)
Total from investment operations	(0.36)		(0.05)		1.31		0.84	(0.34)

Less distributions from:
Net investment income	-		(0.01)		(0.03)		-	(0.01)
Net realized gains	(0.13)		(0.54)		(0.14)		(0.02)	(0.94)
Total distributions	(0.13)		(0.55)		(0.17)		(0.02)	(0.95)

Net asset value, end of year	$ 10.81		$ 11.30		$ 11.90		$ 10.76	$ 9.94

Total return (2)	(3.18)%		(0.49)%		12.21%		8.44%	(2.62)%

Net assets, at end of year (000s)	$ 15,542		$ 40,030		$ 53,377		$ 16,365	$ 16,461

Ratio of gross expenses to average
net assets (3)(4)	1.83%		1.71%		1.75%		1.97%	2.00%
Ratio of net expenses to average
net assets (4)	1.60%		1.60%		1.60%		1.60%	1.60%
Ratio of net investment loss
to average net assets (4)(6)	(0.03%)		(0.02%)		(2.00%)		(0.20)%	(0.06)%

Portfolio Turnover Rate	59%		120%		206%		533%	297%

(1)	Amount represents less than $0.01 per share.
(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Per share amounts calculated using the average shares method.
(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Years Presented

	Class C

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
Net asset value, beginning of year	$ 10.84	$ 11.51	$ 10.47	$ 9.75	$ 11.11

Activity from investment operations:
Net investment loss (4)	(0.09)	(0.09)	(0.08)	(0.10)	(0.08)
Net realized and unrealized gain
(loss) from investments	(0.33)	(0.04)	1.28	0.84	(0.34)
Total from investment operations	(0.42)	(0.13)	1.20	0.74	(0.42)

Less distributions from:
Net investment income	-	-	(0.02)	-	-
Net realized gains	(0.13)	(0.54)	(0.14)	(0.02)	(0.94)
Total distributions	(0.13)	(0.54)	(0.16)	(0.02)	(0.94)

Net asset value, end of year	$ 10.29	$ 10.84	$ 11.51	$ 10.47	$ 9.75

Total return (1)	(3.88)%	(1.24)%	11.50%	7.58%	(3.46)%

Net assets, at end of year (000s)	$ 7,270	$ 9,467	$ 9,300	$ 177	$ 174

Ratio of gross expenses to average
net assets (2)(3)	2.58%	2.46%	2.50%	2.72%	2.75%
Ratio of net expenses to average
net assets (3)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss
to average net assets (3)(5)	(0.82%)	(0.80)%	(0.70)%	(0.95)%	(0.82)%

Portfolio Turnover Rate	59%	120%	206%	533%	297%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.
(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using the average shares method.
(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Day Hagan Tactical Allocation Fund of ETFs
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented

		Class I

		Year	Year
		Ended	Ended
		June 30, 2016	June 30, 2015
Net asset value, beginning of year		$ 11.29	$ 11.93	(1)

Activity from investment operations:
Net investment income (loss) (5)		0.01	(0.01)
Net realized and unrealized
loss from investments		(0.32)	(0.05)
Total from investment operations		(0.31)	(0.06)

Less distributions from:
Net investment income		-	(0.04)
Net realized gains		(0.13)	(0.54)
Total distributions		(0.13)	(0.58)

Net asset value, end of year		$ 10.85	$ 11.29

Total return (2)		(2.74)%	(0.56)%

Net assets, at end of year (000s)		$ 15,384	$ 435

Ratio of gross expenses to average
net assets (3)(4)		1.58%	1.46%
Ratio of net expenses to average
net assets (4)		1.35%	1.35%
Ratio of net investment income (loss)
to average net assets (4)(6)		0.05%	(0.10%)

Portfolio Turnover Rate		59%	120%
	#
(1)	The Day Hagan Tactical Allocation Fund of ETFs Class I shares commenced operations on July 1, 2014.
(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Per share amounts calculated using the average shares method.
(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented

		Class A

		Year	Year
		Ended	Ended
		June 30, 2016	June 30, 2015
Net asset value, beginning of year		$ 10.68	$ 10.00	(1)

Activity from investment operations:
Net investment income (5)		0.05	0.02
Net realized and unrealized gain
from investments		0.36	0.69
Total from investment operations		0.41	0.71

Less distributions from:
Net investment income		-	(0.01)
Net realized gains		(0.16)	(0.02)
Total distributions		(0.16)	(0.03)

Net asset value, end of year		$ 10.93	$ 10.68

Total return (2)		3.90%	7.07%

Net assets, at end of year (000s)		$ 18,980	$ 15,900

Ratio of gross expenses to average
net assets (3)(4)		1.70%	2.12%
Ratio of net expenses to average
net assets (4)		1.60%	1.60%
Ratio of net investment income
to average net assets (4)(6)		0.49%	0.15%

Portfolio Turnover Rate		73%	93%
	#
(1)	The Day Hagan Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.
(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Per share amounts calculated using the average shares method.
(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented

		Class C

		Year	Year
		Ended	Ended
		June 30, 2016	June 30, 2015	(1)
Net asset value, beginning of year		$ 10.61	$ 10.00

Activity from investment operations:
Net investment loss (5)		(0.03)	(0.06)
Net realized and unrealized gain
from investments		0.35	0.69
Total from investment operations		0.32	0.63

Less distributions from:
Net realized gains		(0.16)	(0.02)
Total distributions		(0.16)	(0.02)

Net asset value, end of year		$ 10.77	$ 10.61

Total return (2)		2.98%	6.28%

Net assets, at end of year (000s)		$ 14,915	$ 3,790

Ratio of gross expenses to average
net assets (3)(4)		2.45%	2.87%
Ratio of net expenses to average
net assets (4)		2.35%	2.35%
Ratio of net investment loss
to average net assets (4)(6)		(0.34%)	(0.57%)

Portfolio Turnover Rate		73%	93%
	#
(1)	The Day Hagan Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.
(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Per share amounts calculated using the average shares method.
(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Day Hagan Tactical Dividend Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years Presented

		Class I

		Year	Year
		Ended	Ended
		June 30, 2016	June 30, 2015
Net asset value, beginning of year		$ 10.70	$ 10.00	(1)

Activity from investment operations:
Net investment income (5)		0.07	0.05
Net realized and unrealized gain
from investments		0.37	0.69
Total from investment operations		0.44	0.74

Less distributions from:
Net investment income		(0.01)	(0.02)
Net realized gains		(0.16)	(0.02)
Total distributions		(0.17)	(0.04)

Net asset value, end of year		$ 10.97	$ 10.70

Total return (2)		4.09%	7.36%

Net assets, at end of year (000s)		$ 91,018	$ 15,527

Ratio of gross expenses to average
net assets (3)(4)		1.45%	1.87%
Ratio of net expenses to average
net assets (4)		1.35%	1.35%
Ratio of net investment income
to average net assets (4)(6)		0.65%	0.43%

Portfolio Turnover Rate		73%	93%
	#
(1)	The Day Hagan Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.
(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(5)	Per share amounts calculated using the average shares method.
(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Day Hagan Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund (each a “Fund” or collectively the “Funds”). The Day Hagan Tactical Allocation Fund of ETFs is registered as a diversified fund and the Day Hagan Tactical Dividend Fund is registered as a non-diversified fund. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund of ETFs Class I commenced operations on July 1, 2014. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

Day Hagan Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Fund, has the same rights, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of June 30, 2016:

Day Hagan Tactical Allocation of ETFs Assets Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$ 34,871,225	$ -	$ -	$34,871,225
Short-Term Investments	3,493,982	-	-	3,493,982
Total	$ 38,365,207	$ -	$ -	$38,365,207

Day Hagan Tactical Dividend Fund Assets Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks (b)	$ 96,249,688	$ -	$ -	$96,249,688
Short-Term Investments	31,258,418	-	-	31,258,418
Total	$ 127,508,106	$ -	$ -	$127,508,106

(a) As of and during the year ended June 30, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

(b) All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) and common stocks by major index classification, please refer to the Portfolios of Investments.

b) Federal Income Tax - Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended June 30, 2016, each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of June 30, 2016, each Fund did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June 30, 2013, June 30, 2014, June 30, 2015, and June 30, 2016) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

c) Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

d) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Indemnification - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h) Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of each Fund. Investments in Class A shares, in each Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2016, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

i) Security Loans – Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund (the “Funds”) have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of income earned on invested collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. As of June 30, 2016 the Funds did not have any securities on loan.

(2) INVESTMENT TRANSACTIONS

For the year ended June 30, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for each Fund were as follows:

Day Hagan Tactical Allocation Fund of ETFs Purchases	Sales
$ 22,954,050	$ 32,107,862

Day Hagan Tactical Dividend Fund Purchases	Sales
$ 98,424,418	$ 31,672,725

(3) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Trust and Day Hagan (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with each Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended June 30, 2016 management fees of $435,433 and $541,342 were incurred by the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of each Fund’s average daily net assets through October 31, 2016. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the year ended June 30, 2016 the Manager waived management fees of $84,569 and $65,563 for Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively. As of June 30, 2016, the Manager may recapture $72,350 no later than June 30, 2017, $61,474 no later than June 30, 2018 and $84,569 no later than June 30, 2019 for Day Hagan Tactical Allocation Fund of ETFs and $82,722 no later than June 30, 2018 and $65,563 no later than June 30, 2019 for the Day Hagan Tactical Dividend Fund.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2016, $41,873 and $49,159 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively. As of June 30, 2016 $3,372 and $7,079 were payable by the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively.

The Independent Trustees are paid a quarterly retainer of $500 per fund in the Trust. The Independent Trustees also receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting are shared equally by the Funds of the Trust and Variable Insurance Trust to which the meeting relates. The Lead Independent Trustee of the Trust receives an additional fee of $150 per Fund in the Trust per quarter. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per Fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 2015, Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the year ended June 30, 2016, the Distributor received $5,967 and $86,129 in underwriter commissions from the sale of shares of the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively.

(4) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 was as follows:

For the year ended June 30, 2016:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$ 79,434	$ 445,304	$ -	$ 524,738
Tactical Dividend Fund	708,035	-	-	708,035

For the year ended June 30, 2015:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$ 2,256,328	$ 511,065	$ -	$ 2,767,393
Tactical Dividend Fund	$ 42,812	$ -	$ -	$ 42,812

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings
Tactical Allocation Fund	$ -	$ -	$ (444,958)	$ -	$ (1,388,778)	$ 902,164	$ (931,572)
Tactical Dividend Fund	249,181	612,551	-	-	-	2,341,227	3,202,959

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Tactical Allocation Fund incurred and elected to defer such late year losses of $72,435.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Tactical Allocation Fund incurred and elected to defer such capital losses of $1,316,343.

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Tactical Allocation Fund	$ 444,958	-	$ 444,958
Tactical Dividend Fund	-	-	-

Permanent book and tax differences, primarily attributable to the tax treatment of Short-term capital gains and foreign currency gains, and the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Tactical Allocation Fund	$ (589)	$ -	$ 589
Tactical Dividend Fund	$ -	(379)	379

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Day Hagan Tactical Dividend Fund may be directly affected by the performance of the Fidelity Institutional Money Market Portfolio. The financial statements of the Fidelity Institutional Money Market Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2016 the percentage of Day Hagan Tactical Dividend Fund’s net assets invested in the Fidelity Institutional Treasury Portfolio was 25.0%.

(6)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

(7) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Mutual Fund Series Trust

and the Shareholders of Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund

We have audited the accompanying statements of assets and liabilities of Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund (the "Funds"), each a series of shares of beneficial interest in Mutual Fund Series Trust, including the portfolios of investments, as of June 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods presented in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund as of June 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods presented in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2016

Consideration and Renewal of Management Agreement Between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management and Mutual Fund Series Trust with respect to Day Hagan Tactical Dividend Fund

In connection with a regular meeting held on May 4 & 23, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and Donald L. Hagan, LLC a/k/a Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Tactical Dividend Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Day Hagan (“Day Hagan 15c Response”).

Nature, Extent, and extent of Services

The Trustees reviewed the Day Hagan 15(c) Response, which provided an overview of the services provided by Day Hagan as well as information on the firm’s personnel and compliance program. The Trustees discussed the background and experience of the key personnel, noting the continuity of the service team. The Trustees noted that there have been no compliance issues with regard to the Fund during the past year. The Trustees further noted that the Trust’s CCO is of the opinion that Day Hagan’s compliance program is reasonably designed to prevent violation of securities laws. After further discussion, the Trustees concluded that they were pleased with the quality of services provided by Day Hagan.

Performance

The Board reviewed the Fund’s performance for the 1 year and since inception periods, and compared the Fund’s performance to the S&P 500 Index, a peer group selected by Day Hagan, and the Morningstar Large Value Category. The Trustees noted favorably that the Fund outperformed all metrics of performance for both reporting periods. After further discussion, the Trustees concluded that the Fund’s performance was more than satisfactory.

Fees and Expenses

The Trustees noted Day Hagan charges an advisory fee of 1.00%. The Trustees then noted that the advisory fee is higher than the average of the funds within the peer group and the Morningstar Large Value Category. The Trustees also noted that the advisory fee and expense ratio are within the high/low range of the funds within Morningstar Category but exceed the highest fees in the peer group. The Trustees considered that the advisory fee after waiver was 0.73% for the period, which is comparable to the average for funds within in the peer group and the Morningstar Category, within the high/low range of both, and has the corresponding effect of diminishing the expense ratio in a similar manner. After further discussion, the Trustees concluded that the advisory fee was not unreasonable and will continue to be monitored to assure the fees and expenses remain at an appropriate level.

Profitability

The Trustees considered Day Hagan’s profitability in connection with its relationship with the Fund. The Trustees observed that Day Hagan reported that it had incurred a net loss in connection with its services to the Fund. The Trustees concluded, after further discussion of the profitability analysis, that excessive profitability from Day Hagan’s relationship with the Fund is not an issue at this time.

Economies of Scale

The Trustees considered whether Day Hagan had achieved economies of scale with respect to the management of the Fund. The Trustees discussed Day Hagan’s projections for future growth of the Fund. The Trustees determined, after further discussion, that economies of scale do not appear to have been reached at this time and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Conclusion

Having requested and received such information from Day Hagan as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the Day Hagan Tactical Dividend Fund and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management and Gries Financial LLC with respect to the Day Hagan Tactical Dividend Fund

In connection with a meeting held on May 4 & 23, 2016 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management (“Day Hagan”) and Gries Financial LLC (“Gries”), with respect to the Day Hagan Tactical Dividend Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Gries (“Gries 15c Response”).

Nature, Extent, and Quality of Services

The Trustees reviewed the Gries 15(c) Response, which provided an overview of the services provided by Gries, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees discussed the nature of Gries operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees noted favorably the continuity in key personnel since the sub-advisory agreement was initially approved. The Trustees next considered services with respect to day to day investment activities of the Fund as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trustees noted that Gries had incurred no material compliance issues and was subject to no administrative actions or litigation since this agreement was initially considered for approval. The Trustees concluded that Gries has provided a level of service consistent with Day Hagan’s and the Board’s expectations.

Performance

The Board reviewed information provided by Day Hagan regarding the Fund’s performance for the 1 year and since inception periods, and compared the Fund’s performance to the S&P 500 Index, a peer group selected by Day Hagan, and the Morningstar Large Value Category. The Trustees noted favorably that the Fund outperformed all metrics of performance for both reporting periods. After further discussion, the Trustees concluded that the Fund’s performance was more than satisfactory.

Fees and Expenses

The Trustees noted Day Hagan charges an advisory fee of 1.00% and 40% of the net advisory fee earned by Day Hagan is paid to Gries as a sub-advisory fee. The Trustees considered a comparison of the sub-advisory fee to the fees charged by Gries to the other accounts it manages. They noted that the maximum fee Gries can receive from Day Hagan is significantly less than that which it receives from other clients. The Trustees concluded that the sub-advisory fee received by Gries for each Fund was reasonable.

Profitability

The Trustees considered Gries’ profitability in connection with its relationship with the Fund. The Trustees noted that Gries reported profits that were modest both in terms of the percentage of the advisory fees retained after waiver and in terms of the actual dollar amount with regard to the services it provides to the Fund. After further discussion, the Trustees concluded that excessive profitability from Gries’ relationship with the Funds is not an issue at this time.

Economies of Scale

The Trustees considered whether Gries has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion

Having requested and received such information from Gries as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Day Hagan and Gries, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Day Hagan Tactical Dividend Fund and its shareholders.

Day Hagan Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2016

As a shareholder of the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2016 through June 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund of ETFs and the Day Hagan Tactical Dividend Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund of ETFs

Actual	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 – 6/30/16	Expense Ratio During Period** 1/1/16 – 6/30/16
Class A	$1,000.00	$995.40	$7.94	1.60%
Class C Class I	1,000.00 1,000.00	992.30 998.20	11.64 6.71	2.35 1.35

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 – 6/30/16	Expense Ratio During Period** 1/1/16 – 6/30/16
Class A	$1,000.00	$1,016.91	$8.02	1.60%
Class C Class I	1,000.00 1,000.00	1,013.18 1,018.15	11.76 6.77	2.35 1.35

Day Hagan Tactical Dividend Fund

Actual	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 – 6/30/16	Expense Ratio During Period** 1/1/16 – 6/30/16
Class A	$1,000.00	$1,069.50	$8.23	1.60%
Class C Class I	1,000.00 1,000.00	1,064.30 1,070.30	12.06 6.95	2.35 1.35

Hypothetical (5% return before expenses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 – 6/30/16	Expense Ratio During Period** 1/1/16 – 6/30/16
Class A	$1,000.00	$1,016.91	$8.02	1.60%
Class C Class I	1,000.00 1,000.00	1,013.18 1,018.15	11.76 6.77	2.35 1.35

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**Annualized.

Day Hagan Funds

ADDITIONAL INFORMATION (Unaudited)

June 30, 2016

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Properties, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	40	Variable Insurance Trust since 2010; Huntington Funds since 2016; Huntington Strategy Shares since 2016
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Retired, Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., from 1994 to 2015.	40	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	40	Variable Insurance Trust since 2010

Interested Trustee*** and Officers

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Jerry Szilagyi 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1962	Trustee and President	Trustee since 7/2006; President since 2/2012	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; Member, AlphaCentric Advisors LLC, 2/2014 to Present; Managing Member, Catalyst Mutuals Fund Distributors LLC, 12/2014-present; Managing Member, MFund Distributors LLC, 10/2012-present; Managing Member, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013; President, USA Mutuals, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	40	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President – Fund Administration, Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 - 2012.	N/A	N/A
Aaron Smith 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1974	Assistant Treasurer	Since 11/2013	Manager - Fund Administration, Gemini Fund Services, LLC, since 2012; Authorized Officer, UBS Global Asset Management, a business division of UBS AG, 2010-2012.	N/A	N/A
Brian Curley 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 11/2013	Vice President, Gemini Fund Services, LLC since 1/2015; Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc., 2008 – 2012.	N/A	N/A

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Sam Singh 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1970	Assistant Treasurer	Since 2/2015	Vice President, Gemini Fund Services, LLC since 1/2015; Assistant Vice President, Gemini Fund Services, LLC, 2011-12/2014; Assistant Vice President of Fund Administration, BNY Mellon, 2007-2011.	N/A	N/A
Frederick J. Schmidt 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1959	Chief Compliance Officer	Since 5/2015	Director, MFund Services LLC since 5/2015; Director & Chief Compliance Officer, Citi Fund Services, 2010-2015; Senior Vice President & Chief Compliance Officer, Citi Fund Services, 2004-2010.	N/A	N/A
Jennifer A. Bailey 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1968	Secretary	Secretary since 4/2014	Director of Legal Services, MFund Services LLC, 2/2012 to present; Attorney, Weiss & Associates, 12/2008 to 6/2010.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The ‘Fund Complex’ includes the Trust, Variable Insurance Trust, Mutual Fund and Variable Insurance Trust, Strategy Shares and the TCG Financial Series Trusts I-X, each a registered open-end investment company.

*** The Trustee who is an “interested persons” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the advisor to certain series of the Trust.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

Page 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds

ADDITIONAL INFORMATION (Unaudited)

June 30, 2016

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Donald L. Hagan, LLC

also known as

Day Hagan Asset Management

1000 South Tamiami Trail

Sarasota, FL 34236

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2016	2015
Day Hagan Tactical Allocation Fund of ETFs	11,250	11,250
Day Hagan Tactical Dividend Funds	11,250	11,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2016	2015
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000
Day Hagan Tactical Dividend Fund	2,000	2,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2016 and 2015 respectively.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2016 and 2015 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/Jerry Szilagyi
Principal Executive Officer/President
Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/Jerry Szilagyi __________
Principal Executive Officer/President
Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/Erik Naviloff ____________
Erik Naviloff, Principal Financial Officer/Treasurer
Date: September 7, 2016